BANK FINANCING ACTIVITIES (Details Narrative) - USD ($)	Mar. 31, 2023	Oct. 04, 2021
Debt Instrument [Line Items]
Term Loan	$ 2,073,808
Line of credit interest rate	9.50%
Main Street Bank [Member]
Debt Instrument [Line Items]
Revolving Line of Credit	$ 500,000	$ 250,000
Main Street Bank [Member]
Debt Instrument [Line Items]
Term Loan		$ 2,600,000